Loss per Share (Tables)	6 Months Ended
Sep. 30, 2024
Earnings per share [Abstract]
Schedule of loss per Share [Table Text Block]
	Three months ended September 30, 2024	Three months ended September 30, 2023
Basic weighted average number of common shares outstanding	118,593,637	85,052,418
Diluted weighted average common shares outstanding	118,593,637	85,052,418

	Six months ended September 30, 2024	Six months ended September 30, 2023
Basic weighted average number of common shares outstanding	114,664,155	84,614,638
Diluted weighted average common shares outstanding	114,664,155	84,614,638